Headcount (Tables)	12 Months Ended
Dec. 31, 2020
HEADCOUNT
Summary of Number of Employees

Enel Chile's personnel, as of December 31, 2020 and 2019, is as follows:

8
	12-31-2020
Country	Managers and key executives	Professionals and Technicians	Staff and others	Total
Chile	55	2,025	117	2,197
Argentina	—	5	17	22
Total	55	2,030	134	2,219
Average	54	2,010	138	2,202

	12-31-2019
Country	Managers and key executives	Professionals and Technicians	Staff and others	Total
Chile	56	1,915	139	2,110
Argentina	—	6	17	23
Total	56	1,921	156	2,133
Average	58	1,887	159	2,104